Stockholders' Equity (Deficit) - Restricted Stock (Details Textual) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended
	Sep. 30, 2013	Jan. 03, 2013	Jan. 31, 2013	May 16, 2013	Dec. 31, 2013	Oct. 01, 2013	Jan. 02, 2014	May 01, 2013	Dec. 31, 2014	Apr. 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Purchase of Assets		$ 4,820
Legal Fees Reduction, Settled by Issuance of Restricted Stock	288,081
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			60,000
Stock Issued During Period, Value, Purchase of Assets		15,900
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition					443,588
Stock Issued During Period, Shares, Issued for Services	823,090	20,000		30,000
Stock Issued During Period, Value, Issued for Services				6,000
Share Price, Restricted Stock Granted for Services, Per Share									0.35
Restricted Stock [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services				85,661		64,144
Stock Issued During Period, Value, Employee Stock Purchase Plans, Subscription Revenue						25,000
Investor Relations Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for professional services		4,000				5,000	7,500
Investor Relations Services [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services		100,000				19,000	30,110	100,000	52,000
Stock Issued During Period, Value, Issued for Services		26,500						25,000
Shares reserved for future issuance		100,000				50,000	100,000		100,000	20,000,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issuance costs									9,500
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition					429,561				166,610
Selling and Marketing Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition					$ 14,027